Leases - Right of use assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 281,146	$ 234,380	$ 166,328
Additions	116,903	122,707	142,191
Derecognition	(20,271)
Depreciation expense	(68,475)	(75,941)	(74,139)
Ending balance	309,303	281,146	234,380
Aircraft
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	260,911	210,786	147,831
Additions	98,603	120,747	132,122
Derecognition	(20,271)
Depreciation expense	(62,327)	(70,622)	(69,167)
Ending balance	276,916	260,911	210,786
Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	20,235	23,594	18,497
Additions	18,300	1,960	10,069
Derecognition	0
Depreciation expense	(6,148)	(5,319)	(4,972)
Ending balance	$ 32,387	$ 20,235	$ 23,594